American High-Income Trust®
Investment portfolio
June 30, 2026
unaudited

Bonds, notes & other debt instruments 86.70% Corporate bonds and notes 82.69% Communication services 12.39%	Principal amount (000)	Value (000)
Altice France 6.50% 4/15/2032 (a)	USD95,550	$92,422
Altice France 6.875% 7/15/2032 (a)	50,181	48,718
Altice France SA 10.00% 1/15/2033 (a)	4,030	3,968
Beignet Investor, LLC 6.581% 5/30/2049 (a)	11,350	11,584
CCO Holdings, LLC 5.125% 5/1/2027 (a)	5,024	5,016
CCO Holdings, LLC 5.00% 2/1/2028 (a)	44,312	43,780
CCO Holdings, LLC 5.375% 6/1/2029 (a)	14,003	13,706
CCO Holdings, LLC 6.375% 9/1/2029 (a)	7,945	7,941
CCO Holdings, LLC 4.75% 3/1/2030 (a)	62,541	59,331
CCO Holdings, LLC 4.50% 8/15/2030 (a)	60,472	56,252
CCO Holdings, LLC 4.25% 2/1/2031 (a)	82,056	73,963
CCO Holdings, LLC 7.375% 3/1/2031 (a)	1,695	1,700
CCO Holdings, LLC 4.75% 2/1/2032 (a)	36,042	32,173
CCO Holdings, LLC 4.50% 5/1/2032	53,468	47,240
CCO Holdings, LLC 7.00% 2/1/2033 (a)	25,046	24,583
CCO Holdings, LLC 4.50% 6/1/2033 (a)	68,072	59,113
CCO Holdings, LLC 4.25% 1/15/2034 (a)	113,708	96,369
CCO Holdings, LLC 7.375% 2/1/2036 (a)	29,098	28,571
Charter Communications Operating, LLC 5.85% 12/1/2035	291	282
Charter Communications Operating, LLC 3.50% 3/1/2042	103,666	71,690
Charter Communications Operating, LLC 5.75% 4/1/2048	28,095	23,666
Charter Communications Operating, LLC 4.80% 3/1/2050	18,227	13,609
Charter Communications Operating, LLC 3.70% 4/1/2051	11,665	7,244
Charter Communications Operating, LLC 3.90% 6/1/2052	48,617	31,021
Charter Communications Operating, LLC 5.25% 4/1/2053	32,121	25,064
Charter Communications Operating, LLC 6.70% 12/1/2055	6,688	6,379
Charter Communications Operating, LLC 3.85% 4/1/2061	4,247	2,496
Charter Communications Operating, LLC 4.40% 12/1/2061	8,410	5,434
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	17,933	18,010
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	2,791	2,794
Connect Finco SARL 9.00% 9/15/2029 (a)	201,639	212,426
Connect Holding II, LLC 10.50% 4/3/2031 (a)	37,908	38,002
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)	6,975	1,099
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	8,905	8,897
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	81,166	82,708
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	38,305	39,774
Discovery Communications, LLC 5.00% 9/20/2037	1,899	1,500
Discovery Communications, LLC 6.35% 6/1/2040	4,101	3,419
Discovery Global Holdings, Inc. 4.054% 3/15/2029	10,025	9,931
Discovery Global Holdings, Inc. 4.279% 3/15/2032	44,206	39,696
Discovery Global Holdings, Inc. 5.05% 3/15/2042	129,194	94,805
Discovery Global Holdings, Inc. 5.141% 3/15/2052	5,376	3,615
DISH Network Corp. 11.75% 11/15/2027 (a)	255,078	262,283
E. W. Scripps Co. 9.875% 8/15/2030 (a)	2,015	1,765
EchoStar Corp. 10.75% 11/30/2029	178,528	193,024
American High-Income Trust — Page 1 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	USD88,134	$89,707
Embarq, LLC 7.995% 6/1/2036	105,661	30,642
Gray Media, Inc. 10.50% 7/15/2029 (a)	82,690	87,334
Gray Media, Inc. 4.75% 10/15/2030 (a)	13,252	9,531
Gray Media, Inc. 5.375% 11/15/2031 (a)	59,154	39,734
Gray Media, Inc. 9.625% 7/15/2032 (a)	81,451	78,684
Grupo Televisa, SAB 8.50% 3/11/2032	2,000	2,149
Grupo Televisa, SAB 5.00% 5/13/2045	2,000	1,369
Lamar Media Corp. 3.625% 1/15/2031	15,580	14,536
Lamar Media Corp. 5.375% 11/1/2033 (a)	13,202	12,949
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	54,311	24,181
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	18,472	19,110
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (a)	10,200	10,183
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	12,025	11,801
News Corp. 3.875% 5/15/2029 (a)	5,360	5,199
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	82,587	80,947
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	139,775	139,859
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	130,482	130,279
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	12,210	12,780
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	14,520	15,419
OUTFRONT Media Capital, LLC 4.625% 3/15/2030 (a)	60	58
Paramount Global 7.875% 7/30/2030	3,190	3,351
Paramount Global 6.875% 4/30/2036	9,967	9,354
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	6,995	6,387
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	27,480	28,261
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	17,950	17,935
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	82,880	80,752
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	22,254	22,214
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	111,187	104,724
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	102,897	93,510
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	39,035	38,602
Snap, Inc. 6.875% 3/1/2033 (a)	41,421	40,399
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	3,994	3,985
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	4,120	4,097
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	4,000	3,949
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	3,000	2,919
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	2,000	1,931
Stagwell Global, LLC 5.625% 8/15/2029 (a)	19,420	18,745
Univision Communications, Inc. 4.50% 5/1/2029 (a)	91,484	87,410
Univision Communications, Inc. 7.375% 6/30/2030 (a)	41,492	41,638
Univision Communications, Inc. 8.50% 7/31/2031 (a)	13,512	13,581
Univision Communications, Inc. 9.375% 8/1/2032 (a)	90,801	92,331
Univision Communications, Inc. 8.875% 4/15/2033 (a)	11,750	11,575
Verizon Communications, Inc. 2.355% 3/15/2032	539	471
Verizon Communications, Inc. 4.75% 1/15/2033	2,034	2,003
Verizon Communications, Inc. 5.75% 11/30/2045	484	471
Verizon Communications, Inc. 5.875% 11/30/2055	1,192	1,157
Verizon Communications, Inc. 6.00% 11/30/2065	545	529
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	39,196	40,576
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	1,000	850
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	4,695	3,865
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	15,808	15,141
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	16,091	15,255
American High-Income Trust — Page 2 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	USD4,035	$3,756
Ziggo BV 4.875% 1/15/2030 (a)	3,670	3,447
		3,538,685
Energy 12.25%
Aker BP ASA 5.25% 10/30/2035 (a)	5,035	4,921
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	11,210	11,180
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	920	940
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	14,730	14,555
Archrock Partners, LP 6.625% 9/1/2032 (a)	15,775	16,097
Archrock Services, LP 6.00% 2/1/2034 (a)	13,510	13,437
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (a)	3,815	4,238
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	40,565	40,562
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	26,920	27,271
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	13,760	13,923
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	47,990	47,123
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)	20,415	20,506
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	2,795	2,867
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	10,435	10,802
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	24,292	23,742
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	12,505	12,102
Bristow Group, Inc. 6.75% 2/1/2033 (a)	21,745	21,824
Caturus Energy, LLC 8.50% 2/15/2030 (a)	30,860	32,174
Caturus Energy, LLC 7.125% 5/15/2031 (a)	29,960	29,679
Cenovus Energy, Inc. 5.25% 6/15/2037	151	147
Cenovus Energy, Inc. 5.40% 6/15/2047	232	215
Chord Energy Corp. 6.75% 3/15/2033 (a)	31,054	31,530
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	20,749	21,356
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	5,725	5,460
CNX Resources Corp. 7.375% 1/15/2031 (a)	14,547	14,906
CNX Resources Corp. 7.25% 3/1/2032 (a)	56,005	57,729
CNX Resources Corp. 5.875% 3/1/2034 (a)	21,815	21,241
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	4,910	4,838
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	18,000	16,988
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)(d)	54,325	57,226
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	52,625	53,082
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	8,320	8,430
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	34,138	33,952
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	14,672	15,121
DT Midstream, Inc. 4.125% 6/15/2029 (a)	26,600	26,075
DT Midstream, Inc. 4.375% 6/15/2031 (a)	7,216	6,973
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	20,034	19,827
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	20,105	19,310
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,495	1,507
Energy Transfer, LP 7.375% 2/1/2031 (a)	377	388
EQT Corp. 4.75% 1/15/2031	4,727	4,684
EQT Corp. 3.625% 5/15/2031 (a)	1,992	1,867
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (a)	5,065	5,056
Expand Energy Corp. 4.75% 2/1/2032	1,315	1,282
Ferrellgas, LP 5.875% 4/1/2029 (a)	5,015	4,881
FORESEA Holding SA 7.50% 6/15/2030	762	752
Genesis Energy, LP 8.25% 1/15/2029	33,204	34,305
Genesis Energy, LP 8.875% 4/15/2030	25,977	27,195
Genesis Energy, LP 7.875% 5/15/2032	62,506	64,488
American High-Income Trust — Page 3 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Genesis Energy, LP 6.75% 3/15/2034	USD42,400	$42,097
Global Partners, LP 6.875% 1/15/2029	2,965	2,993
Global Partners, LP 8.25% 1/15/2032 (a)	10,065	10,546
Global Partners, LP 7.125% 7/1/2033 (a)	15,675	15,870
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	10,030	10,242
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	11,929	12,362
Harvest Midstream I, LP 6.75% 5/15/2034 (a)	17,300	17,555
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	18,954	19,098
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	11,351	11,334
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	16,350	16,693
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	22,902	22,104
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	8,172	8,159
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	12,311	12,269
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	12,834	12,636
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	10,235	9,920
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	9,082	8,797
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	14,223	14,818
Hilcorp Energy I, LP 6.875% 5/15/2034 (a)	2,145	2,089
Hilcorp Energy I, LP 7.25% 2/15/2035 (a)	995	980
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	44,320	44,051
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	16,340	16,391
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	7,059	7,159
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	5,599	5,747
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (a)	18,005	17,617
Matador Resources Co. 6.50% 4/15/2032 (a)	15,425	15,517
Matador Resources Co. 6.25% 4/15/2033 (a)	28,805	28,715
Matador Resources Co. 6.00% 4/15/2034 (a)	19,700	19,218
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)(e)	22,796 (f)	—
Murphy Oil Corp. 6.00% 10/1/2032	12,445	12,402
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	21,545	20,165
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)	11,670	11,714
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	26,615	27,830
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	6,615	6,796
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	40,751	41,721
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)(b)	22,215	3,811
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(c)	160,298	145,725
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	429,847	152,162
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,180	1,222
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	9,275	9,660
Noble Finance II, LLC 8.00% 4/15/2030 (a)	32,462	33,651
Noble Finance II, LLC 6.25% 6/15/2034 (a)	27,740	27,205
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,841	17,355
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	31,683	31,504
Occidental Petroleum Corp. 6.60% 3/15/2046	22,752	24,297
Occidental Petroleum Corp. 6.05% 10/1/2054	29,863	30,347
Oceaneering International, Inc. 6.875% 7/15/2034 (a)	14,825	15,067
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	11,353	11,216
Par Petroleum, LLC 7.375% 6/1/2034 (a)	14,825	15,011
Parex Resources, Inc. 8.50% 5/11/2031 (a)	5,970	6,069
Patterson-UTI Energy, Inc. 6.05% 5/15/2036	3,000	2,991
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	1,370	1,371
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	23,012	24,198
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	16,419	16,990
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	37,530	38,342
American High-Income Trust — Page 4 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance BV 5.125% 9/10/2030	USD35,115	$34,543
Petroleos Mexicanos 8.75% 6/2/2029	13,795	14,759
Petroleos Mexicanos 6.84% 1/23/2030	23,180	23,822
Petroleos Mexicanos 5.95% 1/28/2031	47,905	47,378
Petroleos Mexicanos 6.70% 2/16/2032	1,000	1,009
Petroleos Mexicanos 6.625% 6/15/2035	1,000	972
Petroleos Mexicanos 6.50% 6/2/2041	189	170
Petroleos Mexicanos 6.375% 1/23/2045	73	62
Petroleos Mexicanos 6.75% 9/21/2047	645	553
Petroleos Mexicanos 6.35% 2/12/2048	107	88
Petroleos Mexicanos 7.69% 1/23/2050	9,175	8,564
Petroleos Mexicanos 6.95% 1/28/2060	7,841	6,601
Raizen Fuels Finance SA 6.25% 7/8/2032	15,170	8,344
Range Resources Corp. 4.75% 2/15/2030 (a)	9,985	9,783
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	9,583	9,997
Schlumberger Investment SA 4.80% 5/7/2033	1,543	1,535
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	17,605	18,468
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	13,735	13,269
SM Energy Co. 8.375% 7/1/2028 (a)	20,550	21,041
SM Energy Co. 6.50% 7/15/2028	2,900	2,907
SM Energy Co. 8.625% 11/1/2030 (a)	12,774	13,421
SM Energy Co. 8.75% 7/1/2031 (a)	46,088	48,159
SM Energy Co. 9.625% 6/15/2033 (a)	6,577	7,215
SM Energy Co. 6.625% 4/15/2034 (a)	15,975	15,734
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (a)	17,250	17,451
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,650	4,410
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	42,520	44,332
Sunoco, LP 5.875% 7/15/2027 (a)	12,995	12,996
Sunoco, LP 5.875% 3/15/2028	4,245	4,245
Sunoco, LP 7.00% 9/15/2028 (a)	34,855	35,569
Sunoco, LP 7.00% 5/1/2029 (a)	6,610	6,795
Sunoco, LP 4.50% 5/15/2029	41,371	40,474
Sunoco, LP 4.50% 10/1/2029 (a)	4,025	3,911
Sunoco, LP 4.50% 4/30/2030	36,771	35,737
Sunoco, LP 4.625% 5/1/2030 (a)	7,195	6,954
Sunoco, LP 5.625% 3/15/2031 (a)	27,194	27,007
Sunoco, LP 5.375% 7/15/2031 (a)	7,715	7,614
Sunoco, LP 7.25% 5/1/2032 (a)	21,910	22,740
Sunoco, LP 6.625% 8/15/2032 (a)	6,780	6,899
Sunoco, LP 6.25% 7/1/2033 (a)	19,990	20,179
Sunoco, LP 5.875% 3/15/2034 (a)	20,455	20,187
Sunoco, LP 5.625% 7/15/2034 (a)	12,570	12,276
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(g)	38,300	39,854
Superior Plus, LP 4.50% 3/15/2029 (a)	727	705
Talos Production, Inc. 9.00% 2/1/2029 (a)	17,570	18,315
Talos Production, Inc. 9.375% 2/1/2031 (a)	32,450	34,102
Targa Resources Partners, LP 5.50% 3/1/2030	6,881	6,939
Targa Resources Partners, LP 4.875% 2/1/2031	1,005	1,002
TGS ASA 8.50% 1/15/2030 (a)	17,340	18,235
Tidewater, Inc. 9.125% 7/15/2030 (a)	1,166	1,249
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	4,569	4,690
Transocean International, Ltd. 8.25% 5/15/2029 (a)	6,390	6,602
Transocean International, Ltd. 8.75% 2/15/2030 (a)	11,417	11,871
American High-Income Trust — Page 5 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean International, Ltd. 8.50% 5/15/2031 (a)	USD16,670	$17,316
Transocean International, Ltd. 7.875% 10/15/2032 (a)	11,409	11,916
Transocean International, Ltd. 6.80% 3/15/2038	7,895	7,328
USA Compression Partners, LP 7.125% 3/15/2029 (a)	9,240	9,469
USA Compression Partners, LP 6.25% 10/1/2033 (a)	26,435	26,225
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	25,170	24,022
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	8,839	9,057
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	54,425	51,118
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	33,075	29,500
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	42,200	42,680
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	8,815	9,492
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	12,955	13,219
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	70,074	72,968
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	27,558	29,431
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	11,525	11,367
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)	10,035	9,803
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	36,390	37,250
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	20,400	22,398
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	52,044	54,253
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	14,005	14,597
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	26,049	29,226
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	45,512	48,278
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (a)	3,974	4,101
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	32,760	33,299
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	35,415	36,153
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	9,560	9,810
YPF SA 8.75% 9/11/2031	4,930	5,249
YPF SA 8.75% 9/11/2031 (a)	3,985	4,243
		3,498,055
Consumer discretionary 10.82%
A&K Travel Group Holdings, Ltd. 7.50% 5/15/2033 (a)	13,465	13,601
Acushnet Co. 5.625% 12/1/2033 (a)	12,290	12,256
Advance Auto Parts, Inc. 5.95% 3/9/2028	22,543	22,813
Advance Auto Parts, Inc. 3.90% 4/15/2030	15,291	14,386
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,650	2,336
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	12,125	11,957
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	11,985	11,940
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	33,882	34,840
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	14,775	15,453
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	56,662	58,248
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	24,840	24,204
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	9,985	9,556
Bath & Body Works, Inc. 6.875% 11/1/2035	8,966	9,187
Bath & Body Works, Inc. 6.75% 7/1/2036	11,185	11,215
Boyd Gaming Corp. 4.75% 12/1/2027	8,359	8,335
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	30,280	29,254
Boyne USA, Inc. 4.75% 5/15/2029 (a)	16,390	16,140
Brightstar Lottery PLC 5.75% 1/15/2033 (a)	52,665	51,660
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	27,835	26,769
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	36,560	36,792
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	70,097	68,431
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	41,590	37,719
American High-Income Trust — Page 6 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)	USD14,069	$13,816
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	11,115	11,103
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	9,995	10,362
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	1,455	1,474
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	86,056	87,004
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	110,811	112,207
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	30,694	32,194
Cyprium Corp. 6.125% 4/15/2031 (a)	15,055	15,092
Cyprium Corp. 6.375% 4/15/2034 (a)	27,235	27,249
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	26,795	26,069
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	27,097	26,593
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	26,295	25,202
Flutter Treasury DAC 5.875% 6/4/2031 (a)	15,763	15,715
Ford Motor Co. 3.25% 2/12/2032	76,335	67,309
Ford Motor Co. 5.291% 12/8/2046	995	819
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,690	1,737
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,663	1,684
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,345	8,617
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,760	1,776
Ford Motor Credit Co., LLC 5.113% 5/3/2029	8,585	8,527
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,475	5,543
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,125	4,349
Ford Motor Credit Co., LLC 5.73% 9/5/2030	39,652	39,884
Ford Motor Credit Co., LLC 4.00% 11/13/2030	11,040	10,379
Ford Motor Credit Co., LLC 6.05% 3/5/2031	10,580	10,743
Ford Motor Credit Co., LLC 5.42% 4/9/2031	11,881	11,784
Ford Motor Credit Co., LLC 3.625% 6/17/2031	14,790	13,492
Ford Motor Credit Co., LLC 6.532% 3/19/2032	52,520	54,303
Ford Motor Credit Co., LLC 5.753% 4/6/2033	36,010	35,729
Ford Motor Credit Co., LLC 7.122% 11/7/2033	12,295	13,084
Ford Motor Credit Co., LLC 6.125% 3/8/2034	43,080	43,379
Ford Motor Credit Co., LLC 6.50% 2/7/2035	69,060	70,756
Ford Motor Credit Co., LLC 5.869% 10/31/2035	83,099	81,409
Ford Motor Credit Co., LLC 6.467% 5/22/2036	36,758	37,364
Gaia Purchaser, Inc. 7.625% 7/15/2033 (a)	12,375	12,525
Gap, Inc. 3.625% 10/1/2029 (a)	3,215	3,032
Gap, Inc. 3.875% 10/1/2031 (a)	2,143	1,954
General Motors Financial Co., Inc. 5.90% 1/7/2035	12,805	13,168
Genting New York, LLC 7.25% 10/1/2029 (a)	8,385	8,630
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	19,700	19,884
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	40,833	40,885
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,257	8,234
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	20,395	19,284
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (a)	37,100	37,216
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	16,094	16,162
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	7,325	7,266
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	10,840	10,594
International Game Technology PLC 5.25% 1/15/2029 (a)	34,702	34,605
KB Home 6.875% 6/15/2027	3,380	3,407
KB Home 7.25% 7/15/2030	6,745	6,884
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	6,745	6,459
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	74,369	72,447
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	40,225	41,937
Levi Strauss & Co. 3.50% 3/1/2031 (a)	29,445	27,293
American High-Income Trust — Page 7 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	USD7,775	$7,920
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	6,225	6,455
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	10,035	9,985
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	29,874	28,634
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	15,880	15,695
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	14,190	13,462
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	1,225	1,232
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)	11,875	12,483
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	7,586	7,325
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	8,910	8,863
MGM Resorts International 5.50% 4/15/2027	5,722	5,734
Newell Brands, Inc. 6.375% 9/15/2027	995	1,005
Newell Brands, Inc. 8.50% 6/1/2028 (a)	20,995	21,946
Newell Brands, Inc. 6.625% 9/15/2029	21,860	22,239
Newell Brands, Inc. 6.375% 5/15/2030	30,300	30,732
Newell Brands, Inc. 6.625% 5/15/2032	51,760	52,443
Newell Brands, Inc. 7.375% 4/1/2036	17,110	17,368
Newell Brands, Inc. 7.50% 4/1/2046	6,995	6,533
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	9,035	9,007
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (a)	10,000	9,288
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	40,360	39,709
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	2,730	2,706
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	3,145	3,096
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	45,480	46,914
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	34,445	35,715
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	114,500	121,308
Party City Holdings, Inc. 0% 10/12/2028 (e)	9,100	— (f)
Party City Holdings, Inc. 0% 10/12/2028 (e)	5,000	— (f)
Party City Holdings, Inc. 0% 8/27/2030 (e)	50,308	1,006
Penske Automotive Group, Inc. 3.75% 6/15/2029	6,305	6,039
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	8,837	9,035
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	15,195	14,924
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	14,275	14,655
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	20,595	20,416
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (a)	3,570	3,578
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	9,965	10,187
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	12,330	12,507
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	5,985	5,828
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	4,266	4,237
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	5,630	5,455
Sally Holdings, LLC 6.75% 4/1/2032	67,053	68,546
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	48,595	41,570
Sekisui House U.S., Inc. 6.00% 1/15/2043	4,983	4,574
Service Corp. International 4.625% 12/15/2027	9,835	9,791
Service Corp. International 5.125% 6/1/2029	3,815	3,787
Service Corp. International 3.375% 8/15/2030	4,690	4,354
Service Corp. International 4.00% 5/15/2031	10,200	9,635
Service Corp. International 5.75% 10/15/2032	13,605	13,677
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	20,990	21,627
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	5,235	5,050
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	41,225	40,474
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	51,644	49,724
Station Casinos, LLC 4.50% 2/15/2028 (a)	1,095	1,083
Station Casinos, LLC 4.625% 12/1/2031 (a)	20,000	19,001
American High-Income Trust — Page 8 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Station Casinos, LLC 6.625% 3/15/2032 (a)	USD9,155	$9,302
TopBuild Corp. 5.625% 1/31/2034 (a)	22,410	22,711
Travel + Leisure Co. 4.50% 12/1/2029 (a)	24,540	23,759
Travel + Leisure Co. 4.625% 3/1/2030 (a)	4,800	4,650
Travel + Leisure Co. 6.25% 6/1/2031 (a)	19,750	19,885
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	60,080	58,137
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	7,785	7,779
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	22,085	22,506
Valvoline, Inc. 3.625% 6/15/2031 (a)	13,145	12,132
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	570	590
Wayfair, Inc. 6.75% 11/15/2032 (a)	3,010	3,093
Wayfair, LLC 7.125% 5/31/2034 (a)	1,000	1,029
Whirlpool Corp. 7.50% 7/1/2031 (a)	10,480	10,631
Whirlpool Corp. 7.875% 7/1/2034 (a)	13,495	13,584
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	11,880	11,715
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	27,811	27,466
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	23,290	23,147
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	22,460	23,748
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	9,366	9,406
		3,089,532
Financials 8.77%
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	7,890	7,800
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	12,235	12,339
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	39,465	38,660
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	6,682	6,794
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	25,866	25,827
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	56,489	56,139
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	7,810	7,853
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	34,923	33,674
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	40,525	41,010
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	43,113	41,917
Aretec Group, Inc. 7.50% 4/1/2029 (a)	68,755	68,539
Aretec Group, Inc. 10.00% 8/15/2030 (a)	16,700	17,612
Asurion, LLC 8.00% 12/31/2032 (a)	10,075	10,159
Asurion, LLC 8.375% 2/1/2034 (a)	30,950	28,673
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (a)(g)	2,250	2,235
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(g)	24,250	23,914
Blackstone Private Credit Fund 5.95% 7/16/2029	21,086	21,100
Blackstone Private Credit Fund 5.35% 3/12/2031	11,344	10,912
Blackstone Private Credit Fund 5.95% 5/15/2031	1,530	1,507
Blackstone Private Credit Fund 6.00% 11/22/2034	19,385	18,668
Block, Inc. 5.625% 8/15/2030 (a)	3,483	3,493
Block, Inc. 3.50% 6/1/2031	43,842	40,380
Block, Inc. 6.50% 5/15/2032	26,771	27,344
Block, Inc. 6.00% 8/15/2033 (a)	10,981	11,063
Blue Owl Capital Corp. 2.625% 1/15/2027	400	395
Blue Owl Capital Corp. 3.125% 4/13/2027	11,310	11,127
Blue Owl Capital Corp. 2.875% 6/11/2028	1,745	1,652
Blue Owl Credit Income Corp. 4.70% 2/8/2027	25,715	25,593
Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,350	8,354
Brown & Brown, Inc. 5.25% 6/23/2032	389	390
American High-Income Trust — Page 9 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Brown & Brown, Inc. 5.55% 6/23/2035	USD584	$583
Brown & Brown, Inc. 6.25% 6/23/2055	693	700
Cipher Compute, LLC 7.125% 11/15/2030 (a)	20,445	21,279
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	106,136	100,819
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	76,824	66,973
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	104,617	99,730
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	20,821	18,932
CRC Insurance Group, LLC 7.125% 6/1/2031 (a)	7,931	7,910
FS KKR Capital Corp. 6.875% 8/15/2029	8,449	8,468
FS KKR Capital Corp. 6.125% 1/15/2031	9,506	9,143
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	1,671	1,657
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	1,671	1,693
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	1,670	1,650
Hightower Holding, LLC 6.75% 4/15/2029 (a)	22,860	22,882
Hightower Holding, LLC 9.125% 1/31/2030 (a)	5,027	5,240
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	8,770	8,502
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	4,935	4,428
HUB International, Ltd. 5.625% 12/1/2029 (a)	7,710	7,687
HUB International, Ltd. 7.25% 6/15/2030 (a)	21,524	22,100
HUB International, Ltd. 7.375% 1/31/2032 (a)	18,985	19,336
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	9,951	9,064
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	2,740	2,520
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	124,833	111,508
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	74,066	67,658
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	52,463	46,723
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	53,529	38,851
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	36,265	34,865
Jane Street Group, LLC 7.125% 4/30/2031 (a)	3,412	3,530
Jane Street Group, LLC 6.75% 5/1/2033 (a)	46,435	47,778
LPL Holdings, Inc. 4.625% 11/15/2027 (a)	8,055	8,018
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	6,585	6,403
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	12,655	12,169
MSCI, Inc. 3.875% 2/15/2031 (a)	15,238	14,437
MSCI, Inc. 3.625% 11/1/2031 (a)	4,985	4,626
Navient Corp. 5.00% 3/15/2027	39,522	39,235
Navient Corp. 5.50% 3/15/2029	106,840	102,616
Navient Corp. 9.375% 7/25/2030	38,599	39,251
Navient Corp. 11.50% 3/15/2031	59,700	63,062
Navient Corp. 9.375% 10/15/2031	16,645	16,602
Navient Corp. 7.875% 6/15/2032	48,579	45,527
Navient Corp. 5.625% 8/1/2033	46,994	38,888
OneMain Finance Corp. 3.875% 9/15/2028	11,110	10,767
OneMain Finance Corp. 6.625% 5/15/2029	21,925	22,383
OneMain Finance Corp. 5.375% 11/15/2029	27,530	27,059
OneMain Finance Corp. 7.875% 3/15/2030	20,095	20,933
OneMain Finance Corp. 6.125% 5/15/2030	53,251	53,290
OneMain Finance Corp. 4.00% 9/15/2030	6,020	5,569
OneMain Finance Corp. 7.50% 5/15/2031	3,120	3,225
OneMain Finance Corp. 7.125% 11/15/2031	34,919	35,655
OneMain Finance Corp. 7.125% 9/15/2032	27,951	28,456
OneMain Finance Corp. 6.50% 3/15/2033	20,459	20,148
OneMain Finance Corp. 6.75% 9/15/2033	16,170	16,027
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	36,550	36,634
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	90,447	90,848
American High-Income Trust — Page 10 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Oxford Finance, LLC 7.75% 5/15/2031 (a)	USD24,070	$23,875
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)	3,321	3,173
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	4,329	4,505
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	9,920	9,717
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	12,770	12,461
Rocket Cos., Inc. 6.125% 8/1/2031 (a)	13,500	13,798
Rocket Cos., Inc. 7.125% 2/1/2032 (a)	8,285	8,604
Rocket Mortgage, LLC 3.625% 3/1/2029 (a)	6,580	6,333
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	14,420	13,913
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	22,786	22,432
SLM Corp. 6.50% 1/31/2030	3,279	3,326
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	18,105	18,111
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	25,730	25,628
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	12,235	12,648
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	16,595	16,655
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	9,765	9,991
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	9,455	9,679
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	1,090	1,096
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	876	873
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (a)	2,000	1,977
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (a)	14,660	14,671
USI, Inc. 7.50% 1/15/2032 (a)	6,920	6,994
Voyager Parent, LLC 9.25% 7/1/2032 (a)	97,395	103,057
		2,502,677
Health care 7.25%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	134,640	136,459
Accendra Health, Inc. 9.00% 6/15/2032 (a)	108,092	100,695
Accendra Health, Inc. 9.75% 6/15/2033 (a)	113,072	77,305
Accendra Health, Inc. 9.75% 6/15/2033 (a)	28,120	19,225
Adapthealth, LLC 6.125% 8/1/2028 (a)	2,027	2,029
Adapthealth, LLC 4.625% 8/1/2029 (a)	12,631	12,211
Adapthealth, LLC 5.125% 3/1/2030 (a)	1,421	1,380
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	12,340	12,825
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	12,954	12,429
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	47,215	46,744
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	12,329	11,778
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	5,085	5,231
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	55,452	55,392
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	9,745	8,656
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	22,292	20,630
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	5,296	5,398
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	15,350	9,836
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	44,908	26,548
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	42,445	41,727
Centene Corp. 4.25% 12/15/2027	979	974
Centene Corp. 2.45% 7/15/2028	15,375	14,618
Centene Corp. 4.625% 12/15/2029	36,773	35,691
Centene Corp. 3.375% 2/15/2030	3,425	3,194
Centene Corp. 3.00% 10/15/2030	19,320	17,496
Centene Corp. 2.50% 3/1/2031	65,510	57,262
Centene Corp. 2.625% 8/1/2031	10,015	8,733
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	4,863	4,774
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	11,858	11,748
American High-Income Trust — Page 11 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	USD49,516	$46,758
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	14,999	13,809
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	8,408	9,065
DaVita, Inc. 4.625% 6/1/2030 (a)	31,806	30,832
DaVita, Inc. 3.75% 2/15/2031 (a)	18,641	17,280
DaVita, Inc. 6.875% 9/1/2032 (a)	30,231	31,195
DaVita, Inc. 6.75% 7/15/2033 (a)	41,920	43,280
Encompass Health Corp. 4.50% 2/1/2028	3,515	3,492
Encompass Health Corp. 4.75% 2/1/2030	3,826	3,771
Encompass Health Corp. 5.875% 6/1/2034 (a)	12,915	12,897
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	54,925	57,765
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	673	683
Grifols SA 4.75% 10/15/2028 (a)	10,280	10,081
HCA, Inc. 7.50% 11/15/2095	4,020	4,348
Insulet Corp. 6.50% 4/1/2033 (a)	279	283
IQVIA, Inc. 5.00% 10/15/2026 (a)	18,749	18,748
IQVIA, Inc. 5.00% 5/15/2027 (a)	4,000	4,000
IQVIA, Inc. 6.50% 5/15/2030 (a)	19,500	19,916
IQVIA, Inc. 6.25% 6/1/2032 (a)	36,480	37,134
Jazz Securities DAC 4.375% 1/15/2029 (a)	16,295	15,970
Medline Borrower, LP 3.875% 4/1/2029 (a)	21,913	21,292
Medline Borrower, LP 6.25% 4/1/2029 (a)	20,244	20,686
Medline Borrower, LP 5.25% 10/1/2029 (a)	30,244	30,075
Medline Borrower, LP 5.00% 6/15/2031 (a)	3,352	3,338
Medline Borrower, LP 5.25% 6/15/2033 (a)	970	965
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	11,825	11,626
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	67,139	62,654
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	49,055	49,965
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	102,595	92,813
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	43,164	43,266
Organon & Co. 4.125% 4/30/2028 (a)	10,065	9,945
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	4,750	4,540
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)	56,082	55,732
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	74,330	77,664
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	14,740	15,302
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	34,150	34,614
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	6,520	6,542
Tenet Healthcare Corp. 5.125% 11/1/2027	18,120	18,129
Tenet Healthcare Corp. 4.625% 6/15/2028	12,640	12,541
Tenet Healthcare Corp. 6.125% 10/1/2028	6,222	6,250
Tenet Healthcare Corp. 4.25% 6/1/2029	39,524	38,435
Tenet Healthcare Corp. 4.375% 1/15/2030	15,695	15,219
Tenet Healthcare Corp. 6.75% 5/15/2031	32,396	33,203
Tenet Healthcare Corp. 6.875% 11/15/2031	1,995	2,128
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,843	5,817
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	3,339	3,340
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,270	28,945
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	116,714	116,737
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,410	16,544
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	29,972	33,810
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	24,900	25,852
American High-Income Trust — Page 12 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	USD16,075	$12,417
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	15,855	16,254
		2,068,935
Industrials 6.80%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	5,726	5,855
ADT Security Corp. 4.125% 8/1/2029 (a)	4,800	4,605
ADT Security Corp. 5.875% 10/15/2033 (a)	12,555	12,343
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	26,190	25,654
AECOM 6.00% 8/1/2033 (a)	1,165	1,167
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	15,635	16,200
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	25,590	23,946
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	8,060	8,039
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	26,025	26,822
Aramark Services, Inc. 5.00% 2/1/2028 (a)	26,200	26,160
ATI, Inc. 4.875% 10/1/2029	13,785	13,642
ATI, Inc. 7.25% 8/15/2030	9,395	9,761
ATI, Inc. 5.125% 10/1/2031	18,995	18,872
ATI, Inc. 5.875% 6/15/2033	7,465	7,573
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	8,384	8,424
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,005	989
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	39,365	38,614
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	31,770	32,750
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	8,345	8,434
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	829	832
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	25,870	26,451
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	26,531	27,210
Bombardier, Inc. 5.875% 1/15/2035 (a)	10,265	10,316
Brink’s Co. (The) 4.625% 10/15/2027 (a)	10,336	10,283
Brink’s Co. (The) 6.50% 6/15/2029 (a)	3,855	3,935
Brink’s Co. (The) 6.75% 6/15/2032 (a)	4,060	4,152
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	8,235	8,085
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	3,515	3,409
CACI International, Inc. 6.375% 6/15/2033 (a)	12,410	12,594
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	13,400	13,407
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	40,675	39,148
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	22,551	20,202
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	5,305	5,280
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	9,032	9,166
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	34,205	34,459
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	21,460	21,523
CoreLogic, Inc. 4.50% 5/1/2028 (a)	53,822	52,619
Eaton Corp. 4.20% 3/6/2031	2,316	2,271
Eaton Corp. 4.50% 3/6/2033	1,197	1,172
Eaton Corp. 4.80% 3/6/2036	1,863	1,828
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	69,557	71,043
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	24,068	25,066
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	6,217	6,370
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	39,995	39,347
ESAB Corp. 5.625% 4/1/2031 (a)	16,115	16,173
FedEx Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	2,000	1,973
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	2,000	1,960
FedEx Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	2,000	1,949
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	27,732	27,682
American High-Income Trust — Page 13 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	USD1,095	$1,145
Garda World Security Corp. 6.50% 1/15/2031 (a)	24,583	24,942
Garda World Security Corp. 8.375% 11/15/2032 (a)	42,806	43,834
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (a)	18,940	19,049
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	10,630	10,861
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	21,915	22,709
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	780	780
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	39,435	41,141
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	5,455	5,424
Hertz Corp. (The) 4.625% 12/1/2026 (a)	24,445	22,177
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	13,451	13,390
Icahn Enterprises, LP 5.25% 5/15/2027	79,844	78,959
Icahn Enterprises, LP 9.75% 1/15/2029	15,427	15,142
Icahn Enterprises, LP 4.375% 2/1/2029	12,255	10,476
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	8,715	8,606
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)	4,000	3,883
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	6,814	6,760
Moog, Inc. 5.50% 10/15/2034 (a)	32,235	31,825
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	5,095	4,951
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	32,175	32,028
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	13,890	14,094
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	21,455	21,878
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	13,434	13,880
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	30,085	30,903
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,299	1,318
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	9,008	9,350
Reworld Holding Corp. 4.875% 12/1/2029 (a)	31,307	29,886
Science Applications International Corp. 5.875% 11/1/2033 (a)	16,470	16,237
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,225	3,134
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	15,310	14,325
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	7,475	7,470
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,017	1,014
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	9,965	10,032
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	21,486	21,355
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	3,000	2,894
Team Services Holding, Inc. 9.00% 2/15/2033 (a)	21,575	21,854
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(e)	3,052	3,052
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (a)	634	635
TKC Holdings, Inc. 8.50% 8/15/2030 (a)	4,000	4,119
TransDigm, Inc. 6.75% 8/15/2028 (a)	8,915	9,015
TransDigm, Inc. 4.625% 1/15/2029	13,555	13,348
TransDigm, Inc. 6.375% 3/1/2029 (a)	14,455	14,694
TransDigm, Inc. 6.875% 12/15/2030 (a)	7,290	7,497
TransDigm, Inc. 6.625% 3/1/2032 (a)	39,541	40,603
TransDigm, Inc. 6.00% 1/15/2033 (a)	22,620	22,856
TransDigm, Inc. 6.375% 5/31/2033 (a)	45,345	45,807
TransDigm, Inc. 6.25% 1/31/2034 (a)	28,045	28,640
TransDigm, Inc. 6.75% 1/31/2034 (a)	93,045	95,504
TransDigm, Inc. 6.125% 7/31/2034 (a)	75,408	75,405
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	7,025	6,977
United Airlines Holdings, Inc. 5.375% 3/1/2031	5,310	5,278
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	1,754	1,784
United Rentals (North America), Inc. 5.25% 1/15/2030	5,464	5,471
United Rentals (North America), Inc. 3.875% 2/15/2031	14,095	13,326
American High-Income Trust — Page 14 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Rentals (North America), Inc. 3.75% 1/15/2032	USD11,050	$10,252
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	9,885	10,146
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	5,525	5,667
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	14,310	14,199
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	30,080	31,034
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	7,850	8,060
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	22,530	22,344
XPO, Inc. 6.25% 6/1/2028 (a)	17,127	17,330
XPO, Inc. 7.125% 6/1/2031 (a)	10,792	11,168
XPO, Inc. 7.125% 2/1/2032 (a)	8,635	8,962
		1,940,634
Materials 6.72%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	19,191	20,083
ArcelorMittal SA 4.25% 7/16/2029	935	922
ArcelorMittal SA 7.00% 10/15/2039	10,154	11,243
ArcelorMittal SA 6.75% 3/1/2041	15,953	17,217
ARD Finance SA 7.25% PIK 6/30/2027 (a)(c)	9,802	123
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	20,150	19,164
Australian MetCoal Financing Pty, Ltd. 6.25% 10/22/2031 (a)	7,000	7,127
Australian MetCoal Financing Pty, Ltd. 6.75% 4/22/2034 (a)	8,000	8,255
Avient Corp. 7.125% 8/1/2030 (a)	6,725	6,854
Avient Corp. 6.25% 11/1/2031 (a)	5,515	5,592
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	6,035	6,277
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	6,575	6,559
Ball Corp. 6.00% 6/15/2029	12,645	12,864
Ball Corp. 2.875% 8/15/2030	3,240	2,958
Ball Corp. 3.125% 9/15/2031	16,224	14,694
Ball Corp. 5.50% 9/15/2033	34,105	34,336
Canpack Group, Inc. 6.00% 5/15/2031 (a)	7,135	7,180
CAN-PACK SA 3.875% 11/15/2029 (a)	47,306	44,918
Capstone Copper Corp. 6.75% 3/31/2033 (a)	5,795	5,877
Celanese US Holdings, LLC 7.165% 7/15/2027	1,125	1,153
Celanese US Holdings, LLC 6.50% 4/15/2030	10,545	10,754
Celanese US Holdings, LLC 7.55% 11/15/2030	6,450	6,841
Celanese US Holdings, LLC 7.00% 2/15/2031	11,240	11,577
Celanese US Holdings, LLC 6.75% 4/15/2033	44,390	45,244
Celanese US Holdings, LLC 7.45% 11/15/2033	1,695	1,812
Celanese US Holdings, LLC 7.375% 2/15/2034	17,790	18,393
Century Aluminum Co. 6.875% 8/1/2032 (a)	9,935	10,227
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	45,449	43,896
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	58,352	58,904
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	29,584	29,631
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	45,839	41,939
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	53,769	54,462
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	57,205	56,824
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	13,419	13,422
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	49,620	49,590
Commercial Metals Co. 5.75% 11/15/2033 (a)	14,244	14,168
Commercial Metals Co. 6.00% 12/15/2035 (a)	39,555	39,474
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	20,085	19,307
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	74,580	77,272
CSN Inova Ventures 6.75% 1/28/2028 (a)	4,820	4,008
CSN Inova Ventures 6.75% 1/28/2028 (h)	500	416
American High-Income Trust — Page 15 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CSN Resources SA 5.875% 4/8/2032	USD500	$309
CVR Partners, LP 6.125% 6/15/2028 (a)	10,430	10,418
Element Solutions, Inc. 3.875% 9/1/2028 (a)	8,270	8,075
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	12,815	13,147
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	28,120	27,618
FMC Corp. 3.45% 10/1/2029	11,780	10,915
FMC Corp. 8.00% 6/1/2031 (a)	19,725	20,543
FMC Corp. 5.65% 5/18/2033	1,000	898
FMC Corp. 6.375% 5/18/2053	500	393
Freeport-McMoRan, Inc. 4.25% 3/1/2030	200	197
Freeport-McMoRan, Inc. 5.45% 3/15/2043	3,079	2,979
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(g)	146,070	39,074
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	236,578	199,908
FXI Holdings, Inc. 11.00% 11/15/2030 (a)(e)	19,000	18,620
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	12,480	11,737
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	25,095	25,351
INEOS Finance PLC 6.75% 5/15/2028 (a)	8,765	8,714
INEOS Finance PLC 7.50% 4/15/2029 (a)	2,820	2,744
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	4,564	4,589
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	12,461	12,573
LSB Industries, Inc. 6.25% 10/15/2028 (a)	5	5
LYB International Finance III, LLC 5.125% 1/15/2031	5,000	4,993
Magnera Corp. 4.75% 11/15/2029 (a)	20,035	18,717
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	26,945	27,561
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	18,895	18,604
Methanex Corp. 5.125% 10/15/2027	52,440	52,415
Methanex Corp. 5.25% 12/15/2029	27,038	26,891
Methanex Corp. 5.65% 12/1/2044	7,875	7,092
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	35,040	35,502
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	33,206	34,298
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	23,548	24,329
Mineral Resources, Ltd. 6.00% 5/1/2032 (a)	21,840	21,619
Mineral Resources, Ltd. 6.25% 5/1/2034 (a)	20,635	20,303
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	24,317	24,348
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	5,010	5,191
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	30,455	31,919
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	16,115	16,943
Novelis Corp. 3.875% 8/15/2031 (a)	7,320	6,672
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	13,565	13,859
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	17,641	17,992
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(g)	41,126	41,368
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(g)	18,351	18,459
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	40,040	39,520
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	16,890	16,757
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	19,974	19,860
Stonepeak Motion Holdco, Ltd. 6.125% 7/15/2033 (a)	23,750	23,794
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (a)	14,825	15,046
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	13,888	14,683
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	18,850	20,850
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(g)	1,310	1,312
Veritiv Operating Co. 10.50% 11/30/2030 (a)	10,853	11,113
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)	9,440	9,200
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	13,975	14,204
American High-Income Trust — Page 16 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Corp. 5.55% 11/15/2035	USD3,015	$2,990
Westlake Corp. 6.375% 11/15/2055	990	978
		1,919,746
Information technology 6.01%
Amphenol Corp. 4.125% 11/15/2030	2,990	2,932
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	28,355	28,477
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)	4,100	4,425
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	72,945	73,971
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	947	924
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	755	737
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	85,680	83,197
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	159,669	155,101
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	19,884	18,651
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	29,378	25,494
CoreWeave, Inc. 9.25% 6/1/2030 (a)	13,865	13,965
CoreWeave, Inc. 9.75% 10/1/2031 (a)	39,540	39,481
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)(d)	130,595	136,331
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	7,300	7,075
Fair Isaac Corp. 4.00% 6/15/2028 (a)	56,530	55,337
Fair Isaac Corp. 6.00% 5/15/2033 (a)	84,291	83,043
Flash Compute, LLC 7.25% 12/31/2030 (a)	8,080	8,318
Hughes Satellite Systems Corp. 5.25% 8/1/2026	131,087	110,922
Hughes Satellite Systems Corp. 6.625% 8/1/2026	156,462	97,529
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	6,230	6,313
Ingram Micro, Inc. 4.75% 5/15/2029 (a)	4,985	4,899
Intel Corp. 3.05% 8/12/2051	3,850	2,410
Intel Corp. 5.60% 2/21/2054	6,421	6,009
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	46,275	46,409
NCR Atleos Corp. 9.50% 4/1/2029 (a)	44,575	47,553
NCR Voyix Corp. 5.125% 4/15/2029 (a)	6,820	6,657
Oracle Corp. 4.95% 2/4/2031	11,548	11,308
Oracle Corp. 5.25% 2/3/2032	10,625	10,477
Oracle Corp. 6.25% 11/9/2032	1,015	1,044
Oracle Corp. 5.35% 5/4/2033	963	936
Oracle Corp. 5.50% 8/3/2035	1,015	972
Oracle Corp. 5.20% 9/26/2035	9,778	9,158
Oracle Corp. 5.70% 2/4/2036	31,863	30,869
Oracle Corp. 6.55% 2/4/2046	579	546
Oracle Corp. 6.90% 11/9/2052	1,000	960
Oracle Corp. 6.70% 2/4/2056	34,874	32,844
Oracle Corp. 6.85% 2/4/2066	1,000	931
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	1,995	2,008
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	2,990	3,046
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	24,091	24,025
SE Cosmos, LLC 8.875% 5/1/2031 (a)	100,410	103,312
Synaptics, Inc. 4.00% 6/15/2029 (a)	5,205	5,141
UKG, Inc. 6.875% 2/1/2031 (a)	22,577	21,948
Unisys Corp. 10.625% 1/15/2031 (a)	36,813	34,680
Viasat, Inc. 5.625% 4/15/2027 (a)	136,847	136,981
Viasat, Inc. 6.50% 7/15/2028 (a)	45,366	45,288
Viasat, Inc. 7.50% 5/30/2031 (a)	62,734	63,431
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	3,735	3,565
VoltaGrid, LLC 7.375% 11/1/2030 (a)	10,189	10,583
American High-Income Trust — Page 17 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(h)	USD32,035	$35,515
WULF Compute, LLC 7.75% 10/15/2030 (a)	58,010	60,966
		1,716,694
Real estate 5.65%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	4,798	4,776
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	14,943	14,431
FibraSOMA 7.125% 5/28/2036 (a)	7,830	7,804
Forestar Group, Inc. 5.00% 3/1/2028 (a)	2,910	2,914
Forestar Group, Inc. 6.50% 3/15/2033 (a)	47,190	47,959
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	58,793	56,843
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	104,337	98,740
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	40,085	39,770
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	34,115	33,725
Hudson Pacific Properties, LP 3.25% 1/15/2030	13,635	11,938
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	15,780	15,759
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	23,006	22,989
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	9,282	9,251
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	4,270	4,353
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	73,200	72,149
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	38,816	37,145
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	5,285	5,227
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	9,510	9,614
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	22,635	22,752
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	108,900	111,387
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	108,075	110,447
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (a)	19,341	19,240
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	15,208	14,872
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,705	1,722
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,205	4,363
MPT Operating Partnership, LP 5.00% 10/15/2027	187,508	181,993
MPT Operating Partnership, LP 4.625% 8/1/2029	63,975	51,473
MPT Operating Partnership, LP 3.50% 3/15/2031	23,608	16,251
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	139,440	142,855
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	9,170	9,171
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	28,220	27,612
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	17,510	17,939
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	14,905	15,168
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	1,085	1,085
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	6,675	6,362
SBA Communications Corp. 3.125% 2/1/2029	4,564	4,370
Service Properties Trust 0% 9/30/2027 (a)	29,515	27,404
Service Properties Trust 3.95% 1/15/2028	66,390	64,737
Service Properties Trust 4.95% 10/1/2029	79,590	75,034
Service Properties Trust 4.375% 2/15/2030	64,235	58,268
Service Properties Trust 8.625% 11/15/2031 (a)	97,655	102,919
Service Properties Trust 8.875% 6/15/2032	29,941	30,847
VICI Properties, LP 4.125% 8/15/2030 (a)	250	240
		1,613,898
Consumer staples 4.17%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	45,163	42,928
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	46,436	44,953
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	21,540	21,073
American High-Income Trust — Page 18 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	USD36,200	$35,018
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	70,955	67,662
B&G Foods, Inc. 5.25% 9/15/2027	52,357	52,585
B&G Foods, Inc. 8.00% 9/15/2028 (a)	122,607	122,872
B&G Foods, Inc. 11.00% 6/15/2031 (a)	66,209	61,176
Central Garden & Pet Co. 4.125% 10/15/2030	19,141	18,265
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	46,703	44,108
Coty, Inc. 4.75% 1/15/2029 (a)	35,865	34,877
Coty, Inc. 6.625% 7/15/2030 (a)	22,913	22,935
Coty, Inc. 5.60% 1/15/2031 (a)	16,135	15,707
Darling Ingredients, Inc. 5.25% 4/15/2027 (a)	6,411	6,410
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	24,080	24,250
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	24,981	25,215
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	14,775	14,510
H.J. Heinz Co. 3.875% 5/15/2027	5,525	5,504
H.J. Heinz Co. 4.375% 6/1/2046	2	2
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	63,260	64,513
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	14,105	13,319
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	24,280	24,747
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	1,815	1,804
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	43,340	41,583
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	25,573	24,062
Opal Bidco SAS 6.50% 3/31/2032 (a)	12,970	13,238
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,760	7,536
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	19,560	19,824
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	24,335	23,901
Philip Morris International, Inc. 3.875% 10/27/2028	4,985	4,922
Philip Morris International, Inc. 4.00% 10/29/2030	3,006	2,929
Post Holdings, Inc. 4.625% 4/15/2030 (a)	62,125	60,054
Post Holdings, Inc. 4.50% 9/15/2031 (a)	23,420	21,981
Post Holdings, Inc. 6.25% 2/15/2032 (a)	52,832	53,694
Post Holdings, Inc. 6.375% 3/1/2033 (a)	9,965	9,893
Post Holdings, Inc. 6.25% 10/15/2034 (a)	23,645	23,246
Post Holdings, Inc. 6.50% 3/15/2036 (a)	28,520	28,219
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	21,623	21,674
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	14,605	13,430
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	19,475	19,475
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	18,232	18,246
US Foods, Inc. 4.625% 6/1/2030 (a)	8,380	8,187
US Foods, Inc. 5.75% 4/15/2033 (a)	11,410	11,432
		1,191,959
Utilities 1.86%
Aegea Finance SARL 9.00% 1/20/2031 (a)	2,000	1,925
AES Corp. 5.20% 7/15/2029	7,725	7,770
AES Corp. 3.95% 7/15/2030 (a)	13,725	13,153
AES Corp. 5.75% 7/15/2033	8,500	8,554
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (g)	11,465	11,746
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	13,890	14,106
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (g)	14,775	14,824
Edison International 6.95% 11/15/2029	2,510	2,624
Edison International 4.80% 3/15/2031	4,225	4,112
American High-Income Trust — Page 19 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (g)	USD1,085	$1,117
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (g)	8,480	8,707
FirstEnergy Corp. 2.25% 9/1/2030	14,950	13,469
FirstEnergy Corp. 4.85% 7/15/2047	3,985	3,465
Generadora de Gatun SA 6.874% 9/30/2044 (a)	5,655	5,845
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (a)	8,650	8,972
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	26,494	27,979
NRG Energy, Inc. 5.875% 5/15/2034 (a)	20,150	20,054
NRG Energy, Inc. 6.125% 5/15/2036 (a)	12,100	12,111
Pacific Gas and Electric Co. 5.45% 6/15/2027	5,650	5,694
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,155	4,093
Pacific Gas and Electric Co. 5.05% 10/15/2032	2,990	2,973
Pacific Gas and Electric Co. 5.70% 3/1/2035	1,525	1,541
Pacific Gas and Electric Co. 6.00% 8/15/2035	2,950	3,043
Pacific Gas and Electric Co. 5.20% 5/1/2036	7,450	7,239
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,520	4,143
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,680	4,745
Pacific Gas and Electric Co. 3.50% 8/1/2050	32,775	21,882
Pacific Gas and Electric Co. 6.15% 3/1/2055	995	971
Pacific Gas and Electric Co. 6.10% 10/15/2055	4,985	4,829
PG&E Corp. 5.00% 7/1/2028	40,919	40,710
PG&E Corp. 5.25% 7/1/2030	68,000	66,994
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	27,216	27,750
Talen Energy Supply, LLC 6.125% 5/1/2031 (h)	43,230	43,249
Talen Energy Supply, LLC 6.375% 5/1/2033 (h)	90,749	90,673
Vistra Operations Co., LLC 5.00% 7/31/2027 (a)	1,765	1,764
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	4,540	4,462
Vistra Operations Co., LLC 5.00% 4/30/2031 (a)	2,000	1,986
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	9,680	10,329
		529,603
Total corporate bonds and notes		23,610,418
Loans 3.95% Information technology 0.94%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (i)(j)	5,846	5,972
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (i)(j)	52,466	48,487
Finastra USA, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 7.00%) 10.751% 9/15/2033 (i)(j)	1,993	1,744
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (i)(j)	21,501	13,187
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (i)(j)	127,595	111,291
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (i)(j)	62,502	62,893
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (i)(j)	23,472	23,626
		267,200
American High-Income Trust — Page 20 of 30

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Industrials 0.63%	Principal amount (000)	Value (000)
CoreLogic, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 3.614%) 7.258% 6/2/2028 (i)(j)	USD1,990	$1,970
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (i)(j)	9,044	8,954
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (i)(j)	181,729	164,616
QXO Building Products, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.00%) 5.62% 4/30/2032 (i)(j)	4,547	4,544
		180,084
Communication services 0.50%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (i)(j)	38,735	38,880
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (i)(j)	41,240	38,807
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (c)(i)	418	82
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (i)(j)	8,606	8,618
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(e)(i)	20,256	20,256
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (i)(j)	8,405	5,750
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (i)(j)	30,359	30,495
		142,888
Consumer staples 0.50%
B&G Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.50%) 7.144% 10/10/2029 (i)(j)	4,727	4,667
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (i)(j)	15,771	15,496
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (i)(j)	47,220	47,417
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (i)(j)	73,304	74,037
		141,617
Financials 0.47%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (i)(j)	31,072	29,687
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (i)(j)	60,694	59,480
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (i)(j)	460	428
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (i)(j)	22,960	21,410
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (i)(j)	6,142	6,142
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (i)(j)	17,347	17,150
		134,297
Health care 0.38%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (i)(j)	29,514	27,979
Bausch + Lomb Corp., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.75%) 7.394% 1/15/2031 (i)(j)	9,048	9,084
BioMarin Pharmaceutical, Inc., Term Loan B, First Lien, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (i)(j)	14,500	14,511
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (i)(j)	42,965	43,065
Fortrea Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.163% 7/1/2030 (i)(j)	122	122
Star Parent, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.732% 9/27/2030 (i)(j)	7,379	7,397
Team Health Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.663% 6/30/2028 (i)(j)	6,412	6,427
		108,585
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Bonds, notes & other debt instruments (continued) Loans (continued) Consumer discretionary 0.33%	Principal amount (000)	Value (000)
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(e)(i)(j)	USD13,662	$13,662
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(d)(e)(i)(j)	13,101	13,101
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (i)(j)	14,253	14,259
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (i)(j)	6,224	6,234
Scientific Games Holdings, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 3.00%) 6.674% 4/4/2029 (i)(j)	28,781	28,414
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (i)(j)	19,784	19,810
		95,480
Materials 0.13%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.163% 11/15/2030 (i)(j)	997	979
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (i)(j)	21,820	21,220
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(e)(i)(j)	9,442	8,124
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(e)(i)(j)	9,552	8,219
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (b)(c)(e)(i)(j)	20,223	— (f)
		38,542
Utilities 0.04%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (i)(j)	5,974	5,907
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (i)(j)	5,844	5,820
		11,727
Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (i)(j)	4,773	4,546
Energy 0.01%
Lealand Finance Co. BV, Term Loan, First Lien, (3-month USD CME Term SOFR + 1.114%) 3.00% PIK and 4.73% Cash 12/30/2027 (c)(i)(j)	43	40
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(i)(j)	6,112	3,660
		3,700
Total loans		1,128,666
Mortgage-backed obligations 0.04% Collateralized mortgage-backed obligations 0.04%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(e)	12,598	11,968
Municipals 0.02% Puerto Rico 0.02%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (j)	5,751	4,141
Total bonds, notes & other debt instruments (cost: $25,331,895,000)		24,755,193
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Convertible bonds & notes 0.19% Communication services 0.19%	Principal amount (000)	Value (000)
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	USD17,388	$54,338
Total convertible bonds & notes (cost: $18,508,000)		54,338
Common stocks 3.88% Information technology 1.74%	Shares
Diebold Nixdorf, Inc. (d)(k)	5,827,734	495,474
Health care 0.70%
Rotech Healthcare, Inc. (d)(e)(h)(k)	1,950,456	137,507
Keenova Therapeutics PLC (k)	577,925	56,829
Par Health, Inc. (a)(k)	577,925	3,992
Endo, LP, Class A1 (a)(k)	3,784,392	2,713
		201,041
Utilities 0.60%
Talen Energy Corp. (k)	444,535	170,817
Energy 0.47%
Constellation Oil Services Holding SA (NDR) (d)	5,153,772	68,196
Ascent CNR Corp., Class A (e)(h)	905,325	39,979
Weatherford International	200,024	16,302
Altera Infrastructure, LP (e)(k)	125,529	5,427
McDermott International, Ltd. (k)	107,613	2,368
McDermott International, Ltd. (a)(h)(k)	13,965	307
New Fortress Energy, Inc., Class A (k)	2,594,469	942
Expand Energy Corp.	697	63
Mesquite Energy, Inc. (d)(e)(k)	549,959	—
		133,584
Consumer discretionary 0.27%
Aimbridge Topco, LLC (d)(e)(k)	1,145,929	77,064
Real estate 0.10%
Service Properties Trust REIT	16,674,999	28,181
Communication services 0.00%
iHeartMedia, Inc., Class A (k)	309,516	1,328
Materials 0.00%
Venator Materials PLC (d)(e)(k)	68,896	— (f)
Total common stocks (cost: $758,902,000)		1,107,489
Preferred securities 0.22% Financials 0.13%
AH Parent, Inc., Class A, 10.00% Cash perpetual cumulative preferred shares (c)(e)(h)	36,740	36,730
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Preferred securities (continued) Industrials 0.09%	Shares	Value (000)
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(e)(k)	13,566	$25,221
Total preferred securities (cost: $50,220,000)		61,951
Rights & warrants 0.01% Communication services 0.01%
SES SA (CVR), rights, expire 1/17/2033 (k)	320,584	4,819
Energy 0.00%
McDermott International, Inc., warrants, expire 6/30/2027 (e)(k)	845,563	— (f)
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (d)(e)(k)	19	— (f)
Total rights & warrants (cost: $4,435,000)		4,819
Short-term securities 8.15% Money market investments 8.15%
Capital Group Central Cash Fund 3.70% (d)(l)	23,267,825	2,326,550
Total short-term securities (cost: $2,326,612,000)		2,326,550
Total investment securities 99.15% (cost: $28,490,572,000)		28,310,340
Other assets less liabilities 0.85%		242,493
Net assets 100.00%		$28,552,833
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	2,510	10/5/2026	USD517,393	$(438)
5 Year U.S. Treasury Note Futures	Long	5,746	10/5/2026	615,091	1,877
10 Year Ultra U.S. Treasury Note Futures	Long	210	9/30/2026	23,619	345
30 Year Ultra U.S. Treasury Bond Futures	Long	109	9/30/2026	12,661	450
					$2,234
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD261,642	$(21,098)	$(17,196)	$(3,902)
American High-Income Trust — Page 24 of 30

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Investments in affiliates (d)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.77%
Energy 0.20%
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	$50,454	$9,476	$4,044	$119	$1,221	$57,226	$3,533
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(e)	65	— (f)	—	—	(65)	— (f)	—
						57,226
Information technology 0.48%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	142,924	927	5,701	64	(1,883)	136,331	7,733
Consumer discretionary 0.09%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (e)(i)(j)	13,567	95	—	—	—	13,662	1,095
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(e)(i)(j)	12,615	486	—	—	—	13,101	299
						26,763
Total bonds, notes & other debt instruments						220,320
Common stocks 2.73%
Health care 0.48%
Rotech Healthcare, Inc. (e)(h)(k)	138,298	2,397	—	—	(3,188)	137,507	—
Information technology 1.74%
Diebold Nixdorf, Inc. (k)	330,790	3,574	1,314	898	161,526	495,474	—
Energy 0.24%
Constellation Oil Services Holding SA (NDR)	101,482	699	59,512	31,787	(6,260)	68,196	3,479
Mesquite Energy, Inc. (e)(k)	6,235	27,649	35,364	5,010	(3,530)	— (f)	—
						68,196
Materials 0.00%
Venator Materials PLC (e)(k)	— (f)	—	—	—	—	— (f)	—
Consumer discretionary 0.27%
Aimbridge Topco, LLC (e)(k)	88,729	—	—	—	(11,666)	77,063	—
Total common stocks						778,240
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (e)(k)	— (f)	—	—	—	—	— (f)	—
Short-term securities 8.15%
Money market investments 8.15%
Capital Group Central Cash Fund 3.70% (l)	1,753,182	4,346,871	3,773,340	(84)	(79)	2,326,550	54,855
Total 11.65%				$37,794	$136,076	$3,325,110	$70,994
American High-Income Trust — Page 25 of 30

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Restricted securities (h)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (d)(e)(k)	9/26/2013-3/27/2026	$43,525	$137,507	0.48%
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/2/2026	90,767	90,673	0.32
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	43,344	43,249	0.15
Ascent CNR Corp., Class A (e)	4/25/2016-11/15/2016	4,340	39,979	0.14
AH Parent, Inc., Class A, 10.00% Cash perpetual cumulative preferred shares (c)(e)	9/27/2024	36,189	36,730	0.13
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	12/23/2025-3/27/2026	31,693	35,515	0.13
CSN Inova Ventures 6.75% 1/28/2028	12/3/2025	472	416	— (m)
McDermott International, Ltd. (a)(k)	4/4/2018-12/31/2020	7,967	307	— (m)
Total		$258,297	$384,376	1.35%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,308,280,000, which represented 64.12% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Value determined using significant unobservable inputs.
(f)	Amount less than one thousand.
(g)	Step bond; coupon rate may change at a later date.
(h)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(i)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Non-income producing.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 26 of 30

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $932,668,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $269,065,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 27 of 30

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$23,587,740	$22,678	$23,610,418
Loans	—	1,065,304	63,362	1,128,666
Mortgage-backed obligations	—	—	11,968	11,968
Municipals	—	4,141	—	4,141
Convertible bonds & notes	—	54,338	—	54,338
Common stocks	715,782	131,730	259,977	1,107,489
Preferred securities	—	—	61,951	61,951
Rights & warrants	—	4,819	— [1]	4,819
Short-term securities	2,326,550	—	—	2,326,550
Total	$3,042,332	$24,848,072	$419,936	$28,310,340

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,672	$—	$—	$2,672
Liabilities:
Unrealized depreciation on futures contracts	(438)	—	—	(438)
Unrealized depreciation on centrally cleared credit default swaps	—	(3,902)	—	(3,902)
Total	$2,234	$(3,902)	$—	$(1,668)
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
American High-Income Trust — Page 28 of 30

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The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2026 (dollars in thousands):
	Corporate bonds and notes	Loans	Mortgage- backed obligations	Common stocks	Preferred securities	Rights & warrants	Total
Beginning value at 10/1/2025	4,147	80,336	12,498	279,862	60,116	— [1]	436,959
Transfers into level 3[3]	115	—	—	—	—	—	115
Purchases	68,959	6,772	96	30,015	—	—	105,842
Sales	(51,204)	(11,843)	—	(270)	—	—	(63,317)
Net realized gain (loss)[4]	—	(7)	—	4,507	—	—	4,500
Unrealized appreciation (depreciation)[4]	661	11,121	(626)	(54,137)	1,835	—	(41,146)
Transfers out of level 3[3]	—	(23,017)	—	—	—	—	(23,017)
Ending value at 6/30/2026	22,678	63,362	11,968	259,977	61,951	— [1]	419,936
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 6/30/2026	(7,901)	10,012	(651)	(54,137)	1,835	—	(50,842)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are a result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Corporate bonds and notes	$22,678	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Loans	63,362	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	10.8x	10.8x	Increase
Mortgage-backed obliga- tions	11,968	Yield analysis	Yield	12%	12%	Decrease
Common stocks	259,977	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15%	15%	Decrease
		Market compa- rables	EV/EBITDA multiple	4.8x - 10.8x	8.7x	Increase
			EV/EBITDA-Capital expendi- tures multiple	10.5x	10.5x	Increase
Preferred securities	61,951	Market compa- rables	EV/EBITDA multiple	4.8x	4.8x	Increase
		Yield analysis	Yield	11%	11%	Decrease
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$419,936
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
American High-Income Trust — Page 29 of 30

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Key to abbreviation(s)
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
GO = General Obligation

NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-021-0826
American High-Income Trust — Page 30 of 30